Consolidated Balance Sheet (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 4,605	$ 4,595
Marketable securities, at fair value		9,468
Receivables, net	73	308
Prepaids and other current assets	183	989
Total current assets	4,861	15,360
Long-term assets
Property and equipment, net of accumulated depreciation of $5,864 and $6,697, respectively	194	877
Intangible assets, net of accumulated amortization of $1,938 and $1,702, respectively	2,423	2,658
Deposits and other assets	466	210
Total Assets	7,944	19,105
Current liabilities
Accounts payable	1,665	2,266
Accrued compensation and benefits	706	941
Other accrued liabilities	1,036	2,431
Short-term debt		9,643
Total current liabilities	3,407	15,281
Long-term liabilities
Long-term debt	5,824
Deferred rent and other long-term liabilities		46
Warrant liabilities	8,890	1,089
Capital lease obligations		48
Total liabilities	18,121	16,464
Stockholders' equity
Common stock, $.0001 par value; 200,000,000 shares authorized; 4,542,000 and 1,631,000 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	18	7
Additional paid-in-capital	192,578	184,715
Accumulated other comprehensive income		696
Accumulated deficit	(202,773)	(182,777)
Total Stockholders' Equity	(10,177)	2,641
Total Liabilities and Stockholders' Equity	$ 7,944	$ 19,105